Note 20 - Related Party Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended							0 Months Ended														1 Months Ended			1 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended
	Feb. 27, 2013	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Jun. 02, 2012	Apr. 25, 2012	Mar. 28, 2012	Feb. 27, 2012	Jan. 17, 2012	Aug. 03, 2013 Restricted Stock [Member] Chief Executive Officer [Member]	Jun. 13, 2013 Convertible series A1 Preferred Stock [Member] Chief Financial Officer [Member]	Feb. 12, 2012 Convertible series A1 Preferred Stock [Member] Chief Financial Officer [Member]	Feb. 27, 2013 Convertible series A1 Preferred Stock [Member]	Feb. 28, 2013 Convertible series A1 Preferred Stock [Member]	Feb. 27, 2013 Convertible series A2 Preferred Stock [Member]	Feb. 28, 2013 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2012 Unsecured bridge promissory note [Member]	Jun. 02, 2012 Unsecured bridge promissory note [Member]	Apr. 25, 2012 Unsecured bridge promissory note [Member]	Mar. 28, 2012 Unsecured bridge promissory note [Member]	Feb. 27, 2012 Unsecured bridge promissory note [Member]	Jan. 17, 2012 Unsecured bridge promissory note [Member]	Aug. 03, 2010 Unsecured bridge promissory note [Member]	Jul. 31, 2011 Convertible series A1 Preferred Stock [Member] Former Chairman [Member]	Jul. 31, 2011 Convertible series A1 Preferred Stock [Member] James Kang [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member] Management [Member]	Apr. 30, 2011 Convertible series A1 Preferred Stock [Member] President and Chief Executive Officer [Member]	Jul. 31, 2011 Convertible series A1 Preferred Stock [Member] Vice President And Director [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member] Management [Member]	Feb. 02, 2012 Convertible series A1 Preferred Stock [Member]	Feb. 02, 2012 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2012 Former Chairman [Member]	Dec. 31, 2011 Former Chairman [Member]	Aug. 05, 2011 Innovative Materials Group [Member]	Aug. 05, 2011 Innovative Materials Group [Member]	Dec. 31, 2012 Innovative Materials Group [Member]	Sep. 30, 2013 Innovative Materials Group [Member]	Dec. 31, 2012 Innovative Materials Group [Member]	Aug. 05, 2012 Innovative Materials Group [Member]	Aug. 05, 2012 Innovative Materials Group [Member]	Dec. 31, 2011 Innovative Materials Group [Member]	Oct. 14, 2010 Innovative Materials Group [Member]	Dec. 31, 2012 James Kang [Member]	Dec. 31, 2011 James Kang [Member]	Aug. 05, 2013 Chief Executive Officer [Member]	Aug. 03, 2013 Chief Executive Officer [Member]	Aug. 03, 2010 Unsecured bridge promissory note [Member]	Dec. 31, 2012 Unsecured bridge promissory note [Member]	Jan. 17, 2012 Unsecured bridge promissory note [Member]
Note 20 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction																																	$ 0	$ 210
Related Party Deposit Liabilities																																											520
Sale of Stock, Consideration Received Per Transaction																																			720	720
Notes, Loans and Financing Receivable, Gross, Current			200	200																															200	200	200		200
Notes receivable interest rate during period																																								8.00%	8.00%
Royalty Revenue																																						0	26			19
Debt Instrument, Increase, Accrued Interest			21																																		21
Fair Value of Assets Acquired																																					221
Impairment of Long-Lived Assets Held-for-use				221																																	221
Legal Fees																																	2											2	154
Stock Issued During Period, Shares, New Issues (in Shares)																														100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			29,779,557	29,779,557																										2,500,000
Proceeds From Issuance Of Preferred Stock And Warrants																														495
Convertible preferred stock conversion price (in Dollars per share)																											$ 0.10
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					0.49																						0.49
Conversion of Stock, Shares Converted (in Shares)													10,000	58,600	28,928	109,528	260,710									50,000		20,000	19,000		10,000
Conversion of Stock, Shares Issued (in Shares)	4,626,840	10,387,883											565,344												1,074,154			1,130,688	2,826,720			565,344
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)																																																6,000,000
Shares Vested Annually																								20.00%
Percentage of beneficial ownership held in the entity																																																	greater-than-5%
License Costs			221
Asset Impairment Charges			221
Sale of Stock, Number of Shares Issued in Transaction (in Shares)												1,324,999
Sale of Stock, Price Per Share (in Dollars per share)												$ 0.078
Sale of Common Stock by Stock Holders, Shares (in Shares)																																														400,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)											1,200,000
Future Sale of Common Stock by Stock Holders, Shares (in Shares)																																															400,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%	8.00%	8.00%														8.00%																											8.00%
Debt Instrument, Face Amount						$ 1,050	$ 300	$ 350	$ 200	$ 200								$ 1,050	$ 1,050	$ 300	$ 350	$ 200	$ 200